34. FINANCIAL INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Exchange rate variation on other liabilities		R$ 361.9
Interest on assets		305.5	318.1	235.0
Tax amnesty program ("PERT")		147.7
Interest on cash and cash equivalents		272.8	217.5	164.2
Exchange rate variation on net assets of foreign subsidiaries (1)	[1]	213.5
Interests on financial assets classified as
Held to maturity		61.7	84.8	55.1
Held for trading		19.8	43.6	47.4
Available for sale		8.2		16.6
Exchange rate variation on marketable securities			56.2	381.3
Exchange rate variation on other assets			338.7	1,081.0
Gains from derivative transactions, net				14.8
Exchange rate variation on loans and financing			1,314.8
Exchange rate variation on net foreign assets				1,353.5
Other				6.4
Financial income		1,545.6	2,373.7	3,355.3
Financial expenses
Interest on loans and financing		(1,480.5)	(1,208.9)	(819.2)
Exchange rate variation on other assets		(574.9)
Interest on liabilities		(500.0)	(279.8)	(165.4)
Adjustment to present value		(302.5)	(353.6)	(240.1)
Exchange rate variation on loans and financing		(211.7)		(2,085.8)
Losses on derivative transactions, net		(114.4)	(1,092.2)
Exchange rate variation on marketable securities		(94.6)
Financial expenses on accounts payable		(22.4)	(76.4)	(45.5)
Exchange rate variation on other liabilities			(565.9)	(1,080.5)
Exchange rate variation on net foreign assets			(660.5)
Premium paid for the repurchase of bonds (Tender Offer)			(31.8)	(310.3)
Other		(326.3)	(237.3)	(278.7)
Financial expenses		3,627.3	4,506.4	5,025.5
Financial income (expenses)		R$ (2,081.6)	R$ (2,132.7)	R$ (1,670.2)

[1]	Refers to gains and losses on translation of assets and liabilities reported by the Company's subsidiaries whose functional currency is Real.